Related Party Transactions (Table)	12 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
Summary of financial information of groups equity method investees
Summarized financial information of the MHFG Group’s equity method investees as of March 31, 2021 and 2022, and for each of the three years ended March 31, 2022, is as follows:

	2021	2022

	(in billions of yen)
Loans	7,521	7,765
Total assets	29,540	30,180
Deposits	10,301	8,713
Total liabilities	27,247	27,474
Total equity	2,293	2,706
Noncontrolling interests	13	14

	2020	2021	2022

	(in billions of yen)
Total interest and dividend income	586	570	625
Total interest expense	198	188	182
Provision (credit) for credit losses	81	91	104
Net interest income after provision (credit) for credit losses	307	291	339
Income before income tax expense	196	237	332
Net income	150	178	246